RELATED PARTY BALANCE AND TRANSCATIONS (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Balance And Transcations 1	$ 100,495
Related Party Balance And Transcations 2	31,812,188
Related Party Balance And Transcations 3	0
Related Party Balance And Transcations 4	1,603,266
Related Party Balance And Transcations 5	222,798
Related Party Balance And Transcations 6	365,876
Related Party Balance And Transcations 7	1,108,472
Related Party Balance And Transcations 8	936,698
Related Party Balance And Transcations 9	3,161,914
Related Party Balance And Transcations 10	3,496,351
Related Party Balance And Transcations 11	1,574
Related Party Balance And Transcations 12	887
Related Party Balance And Transcations 13	1,646,404
Related Party Balance And Transcations 14	12,874,129
Related Party Balance And Transcations 15	0
Related Party Balance And Transcations 16	259,626,959
Related Party Balance And Transcations 17	264,297,141
Related Party Balance And Transcations 18	7
Related Party Balance And Transcations 19	348,093
Related Party Balance And Transcations 20	0
Related Party Balance And Transcations 21	117,115,500
Related Party Balance And Transcations 22	133,583,905
Related Party Balance And Transcations 23	1,499,361
Related Party Balance And Transcations 24	1,589,007
Related Party Balance And Transcations 25	659,304
Related Party Balance And Transcations 26	616,041
Related Party Balance And Transcations 27	1,123,979
Related Party Balance And Transcations 28	14,799
Related Party Balance And Transcations 29	561,517
Related Party Balance And Transcations 30	7,443
Related Party Balance And Transcations 31	3,817,500
Related Party Balance And Transcations 32	25,000,000
Related Party Balance And Transcations 33	0.999%
Related Party Balance And Transcations 1		31,812,188
Related Party Balance And Transcations 2		0
Related Party Balance And Transcations 3		1,603,266
Related Party Balance And Transcations 4		365,876
Related Party Balance And Transcations 5		936,698
Related Party Balance And Transcations 6		1,527,203
Related Party Balance And Transcations 7		15,244,809
Related Party Balance And Transcations 8		7,573,098
Related Party Balance And Transcations 9		4,703,287
Related Party Balance And Transcations 10		0
Related Party Balance And Transcations 11		15,450,433
Related Party Balance And Transcations 12		13,498,213
Related Party Balance And Transcations 13		543,391,510
Related Party Balance And Transcations 14		450,299,668
Related Party Balance And Transcations 15		3,006,870
Related Party Balance And Transcations 16		5,267,131
Related Party Balance And Transcations 17		932,420
Related Party Balance And Transcations 18		28,593
Related Party Balance And Transcations 19		$ 2,941,200
Related Party Balance And Transcations 20		0.999%